Credit card receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Receivables - current (i)	$ 6,100,636	$ 6,296,788
Receivables - installments (i)	7,690,429	7,212,775
Receivables - revolving (ii)	828,247	978,741
Total receivables	14,619,312	14,488,304
Fair value adjustment - portfolio hedge (note 19)		32
Total	14,619,312	14,488,336
Credit card ECL allowance
Presented as deduction of receivables	(2,360,036)	(2,074,203)
Presented as "Other liabilities" (note 28)	(29,490)	(22,066)
Total credit card ECL allowance	(2,389,526)	(2,096,269)
Receivables, net	12,229,786	12,392,067
Total receivables presented as assets	$ 12,259,276	$ 12,414,133